Fair Value Measurements (Details) - Schedule of Key Inputs into the Monte Carlo Simulation - $ / shares		9 Months Ended
	Feb. 26, 2021	Sep. 30, 2021
Schedule of key inputs into the Monte Carlo simulation [Abstract]
Risk-free interest rate	0.98%	1.09%
Expected term remaining (years)	6 years 1 month 17 days	5 years 7 months 20 days
Expected volatility	24.20%	19.90%
Stock price	$ 9.565	$ 9.85